UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder® Investment portfolio January 31, 2014 unaudited

Common stocks 81.23%
		Value
Financials 11.25%	Shares	(000)

HSBC Holdings PLC (Hong Kong)[1]	75,218,861	$789,323
HSBC Holdings PLC (United Kingdom)	42,503,835	438,098
Sampo Oyj, Class A	20,702,801	961,908
HCP, Inc.	20,960,800	820,615
Prudential PLC	37,216,089	751,285
Public Storage	2,958,500	466,230
Digital Realty Trust, Inc.[2]	8,345,000	425,512
BNP Paribas SA	5,068,598	392,729
Starwood Property Trust, Inc.[2]	12,437,000	375,597
Principal Financial Group, Inc.	7,500,600	326,801
JPMorgan Chase & Co.	5,619,600	311,101
Link Real Estate Investment Trust[1]	65,280,000	295,953
Aviva PLC	36,303,000	265,569
Credit Suisse Group AG	8,141,868	246,057
CME Group Inc., Class A	3,000,000	224,280
Bank of Nova Scotia	3,847,200	211,056
Westpac Banking Corp.	7,086,077	191,437
Equity Residential, shares of beneficial interest	3,250,500	180,013
New York Community Bancorp, Inc.	10,662,000	172,618
Ventas, Inc.	2,747,000	171,385
Sun Life Financial Inc.	5,073,000	167,301
Industrial and Commercial Bank of China Ltd., Class H1	244,726,260	150,484
Old Republic International Corp.	9,176,200	143,332
Ascendas Real Estate Investment Trust[1]	79,480,000	132,844
Arthur J. Gallagher & Co.	2,786,989	128,842
Mercury General Corp.[2]	2,754,200	126,225
CapitaCommercial Trust[1]	100,632,300	112,222
Bank of China Ltd., Class H1	265,642,000	111,774
China Construction Bank Corp., Class H1	104,471,360	72,012
BM&FBOVESPA SA, ordinary nominative	15,750,000	62,589
Sunway Real Estate Investment Trust[1,2]	162,538,400	62,260
Sun Hung Kai Properties Ltd.[1]	4,729,000	58,005
Keppel REIT[1]	63,594,700	56,031
Hang Seng Bank Ltd.[1]	3,560,000	55,896
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[2]	145,255,000	53,684
Barclays PLC	11,888,539	53,256
Champion Real Estate Investment Trust[1]	92,611,638	39,392
CapitaMall Trust[1]	26,682,210	39,300
Fannie Mae[3]	12,458,206	38,994
Cache Logistics Trust[1,2]	41,000,000	35,212
Westfield Retail Trust, units	10,199,334	26,956
Ascott Residence Trust[1]	27,333,400	25,335
CDL Hospitality Trusts, units[1]	19,078,500	24,017
Société Générale	376,945	21,393
Common stocks
		Value
Financials (continued)	Shares	(000)

Parkway Life Real Estate Investment Trust[1]	8,300,000	$ 14,708
Frasers Centrepoint Trust[1]	6,157,000	8,215
United Bankshares, Inc.	188,479	5,634
		9,843,480
Telecommunication services 10.28%

Vodafone Group PLC	614,154,000	2,287,266
Vodafone Group PLC (ADR)	1,860,000	68,932
Verizon Communications Inc.	31,085,100	1,492,706
Singapore Telecommunications Ltd.[1]	441,596,500	1,225,156
AT&T Inc.	30,615,910	1,020,122
CenturyLink, Inc.[2]	32,819,235	947,163
TeliaSonera AB	77,125,277	572,253
OJSC Mobile TeleSystems (ADR)	12,833,954	221,386
TDC A/S	21,495,244	202,038
Crown Castle International Corp.[3]	2,270,000	161,079
Advanced Info Service PCL	24,369,600	154,294
Belgacom SA	5,030,800	143,775
MTN Group Ltd.	5,156,000	91,640
OJSC MegaFon (GDR)[4]	3,000,000	89,490
Ziggo NV	1,929,672	83,893
Türk Telekomünikasyon AS, Class D	28,141,933	69,714
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	187,808,000	68,723
Telefónica Czech Republic, AS	3,066,917	44,451
Orange	3,055,000	37,808
BCE Inc.	495,000	20,782
		9,002,671
Consumer staples 10.04%

Altria Group, Inc.	70,565,875	2,485,330
Philip Morris International Inc.	31,090,000	2,429,373
Nestlé SA	9,998,599	725,647
British American Tobacco PLC	12,413,137	595,038
Kraft Foods Group, Inc.	8,782,666	459,773
Lorillard, Inc.	8,611,600	423,863
Coca-Cola Co.	9,902,500	374,513
Reynolds American Inc.	7,540,000	365,690
Procter & Gamble Co.	2,442,600	187,152
Kimberly-Clark Corp.	1,500,000	164,055
ConAgra Foods, Inc.	5,040,000	160,222
Kellogg Co.	2,136,000	123,845
Treasury Wine Estates Ltd.	25,637,502	81,669
PepsiCo, Inc.	862,000	69,270
Diageo PLC	1,874,300	55,476
Imperial Tobacco Group PLC	947,396	34,622
Philip Morris CR as	42,500	22,688
Orior AG2	385,000	22,527
Convenience Retail Asia Ltd.[1]	11,244,000	7,541
		8,788,294
Health care 9.88%

Novartis AG	25,442,000	2,014,819
AbbVie Inc.	38,844,000	1,912,290
Amgen Inc.	11,418,200	1,358,195
Common stocks
		Value
Health care (continued)	Shares	(000)

GlaxoSmithKline PLC	41,338,100	$ 1,062,827
Bristol-Myers Squibb Co.	8,000,000	399,760
Pfizer Inc.	10,652,000	323,821
Johnson & Johnson	3,000,000	265,410
Roche Holding AG	958,200	263,475
Sonic Healthcare Ltd.	15,372,157	222,108
Bayer AG	1,615,426	213,275
Teva Pharmaceutical Industries Ltd. (ADR)	3,776,000	168,523
Merck & Co., Inc.	3,178,200	168,349
Orion Oyj, Class B	6,439,699	168,320
Novo Nordisk A/S, Class B	2,374,815	94,007
Oriola-KD Oyj, Class B	4,205,677	14,918
		8,650,097
Utilities 9.57%

National Grid PLC	149,106,495	1,933,966
SSE PLC[2]	51,979,200	1,116,813
Dominion Resources, Inc.	12,151,980	825,241
Exelon Corp.	15,090,000	437,610
EDP — Energias de Portugal, SA	115,952,000	435,687
Duke Energy Corp.	5,429,269	383,415
Southern Co.	8,400,000	346,416
Fortum Oyj	15,816,400	340,239
DTE Energy Co.	4,841,000	330,253
Power Assets Holdings Ltd.[1]	37,986,500	286,639
PG&E Corp.	5,930,000	249,949
GDF SUEZ	10,891,797	240,692
FirstEnergy Corp.	7,555,000	237,907
NextEra Energy, Inc.	2,000,000	183,860
Iberdrola, SA	25,555,000	157,751
Iberdrola, SA, non-registered shares[1,3]	709,861	4,382
Xcel Energy Inc.	5,516,000	159,468
PT Perusahaan Gas Negara (Persero) Tbk[1]	400,100,000	156,955
Ratchaburi Electricity Generating Holding PCL[2]	81,899,300	118,470
Glow Energy PCL	57,648,000	117,881
PPL Corp.	2,740,500	83,777
Public Service Enterprise Group Inc.	2,027,600	67,600
Centrica PLC	12,900,000	65,994
Entergy Corp.	752,500	47,430
CEZ, a s	1,142,445	28,819
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	3,338,883	19,265
		8,376,479
Industrials 6.38%

Lockheed Martin Corp.	7,018,500	1,059,162
General Electric Co.	32,438,000	815,167
VINCI SA	7,687,401	503,522
Rexel SA2	15,050,248	386,682
Singapore Technologies Engineering Ltd[1]	91,974,000	274,026
Schneider Electric SA	3,216,700	259,825
KONE Oyj, Class B	6,322,000	257,500
BAE Systems PLC	34,696,335	244,747
Sydney Airport, units	65,311,030	225,198
Waste Management, Inc.	4,425,300	184,889
Common stocks
		Value
Industrials (continued)	Shares	(000)

COSCO Pacific Ltd.[1]	144,271,551	$ 183,495
R.R. Donnelley & Sons Co.	9,180,957	169,572
Emerson Electric Co.	2,480,000	163,531
Hutchison Port Holdings Trust[1]	183,786,000	122,294
Andritz AG	1,919,000	105,467
Loomis AB, Class B	4,084,047	96,625
BTS Rail Mass Transit Growth Infrastructure Fund[2]	367,453,100	94,062
United Technologies Corp.	785,000	89,506
China Merchants Holdings (International) Co., Ltd.[1]	23,210,000	79,384
SATS Ltd.[1]	24,526,000	60,265
BELIMO Holding AG	18,215	50,668
Uponor Oyj	2,646,504	42,404
United Parcel Service, Inc., Class B	440,000	41,901
SIA Engineering Co. Ltd.[1]	8,617,000	33,291
SMRT Corp. Ltd.[1]	17,630,000	15,833
Harsco Corp.	614,807	15,610
Hopewell Highway Infrastructure Ltd.[1]	13,644,930	6,367
		5,580,993
Energy 6.37%

BP PLC	157,378,000	1,236,651
Royal Dutch Shell PLC, Class B	26,955,800	985,956
Royal Dutch Shell PLC, Class A	5,225,000	180,678
Kinder Morgan, Inc.	24,710,873	840,417
Eni SpA	26,715,500	607,126
ConocoPhillips	4,698,100	305,142
Exxon Mobil Corp.	3,245,000	299,059
Chevron Corp.	2,462,600	274,900
Seadrill Ltd.	5,888,200	210,268
Crescent Point Energy Corp.	3,738,000	129,282
Husky Energy Inc.	3,650,800	108,467
Ensco PLC, Class A	2,000,000	100,740
Spectra Energy Corp	2,783,220	100,057
OJSC Gazprom (ADR)	10,490,000	86,647
Canyon Services Group Inc.[2]	4,040,500	39,035
Kværner ASA[2]	17,485,000	33,424
Prosafe SE	3,001,000	19,949
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	1,565,300	18,627
		5,576,425
Consumer discretionary 4.85%

Daimler AG	6,557,400	549,476
Darden Restaurants, Inc.[2]	10,445,400	516,421
Li & Fung Ltd.[1]	227,676,000	318,135
ProSiebenSat.1 Media AG	6,990,000	313,839
William Hill PLC[2]	56,291,818	307,597
Greene King PLC[2]	17,465,299	246,199
SJM Holdings Ltd.[1]	75,942,000	239,035
RTL Group SA, non-registered shares	1,747,265	213,502
Volkswagen AG, nonvoting preferred	809,750	205,371
Hasbro, Inc.	3,754,984	184,445
Kingfisher PLC	27,408,000	166,527
Ladbrokes PLC[2]	59,622,507	146,530
Mattel, Inc.	3,500,000	132,440
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

SES SA, Class A (FDR)	3,118,200	$ 100,154
Home Depot, Inc.	1,065,000	81,845
Marks and Spencer Group PLC	10,195,000	78,921
H & M Hennes & Mauritz AB, Class B	1,725,000	74,357
Leggett & Platt, Inc.	2,470,000	74,149
Stella International Holdings Ltd.[1]	29,086,000	68,594
Matas A/S2,3	2,438,000	65,881
Marston’s PLC	20,448,705	50,423
Garmin Ltd.	1,018,000	45,861
Ekornes ASA[2]	1,990,851	26,006
mobilezone holding ag, non-registered shares[2]	2,325,000	24,772
Darty PLC	7,266,600	15,768
Bijou Brigitte modische Accessoires AG	27,292	2,721
Revel AC, Inc.[1,3,5]	41,667	53
		4,249,022
Information technology 4.21%

Texas Instruments Inc.	19,343,600	820,169
Microsoft Corp.	12,950,500	490,176
Delta Electronics, Inc.[1]	77,549,233	426,522
Quanta Computer Inc.[1]	137,643,190	338,747
Maxim Integrated Products, Inc.	8,512,700	257,594
Siliconware Precision Industries Co., Ltd.[1,2]	202,563,300	245,011
Seagate Technology	3,928,160	207,643
Intel Corp.	7,800,000	191,412
Analog Devices, Inc.	3,451,200	166,589
VTech Holdings Ltd.[1]	12,350,500	149,615
Playtech PLC	12,502,254	141,709
Cisco Systems, Inc.	6,000,000	131,460
Moneysupermarket.com Group PLC[2]	34,915,401	102,340
Atea ASA	1,725,000	15,938
		3,684,925
Materials 3.57%

Rio Tinto PLC	11,077,000	590,625
Amcor Ltd.	47,877,185	448,746
Dow Chemical Co.	9,224,000	419,784
BASF SE	3,451,700	370,237
CRH PLC	12,528,309	322,140
RPM International, Inc.	6,000,000	238,020
Air Products and Chemicals, Inc.	2,100,000	220,794
MeadWestvaco Corp.	4,987,000	179,881
E.I. du Pont de Nemours and Co.	2,000,000	122,020
Boral Ltd.	25,119,882	104,422
Koninklijke DSM NV	966,800	64,062
Akzo Nobel NV	600,000	43,220
		3,123,951
Miscellaneous 4.83%

Other common stocks in initial period of acquisition		4,230,771
Total common stocks (cost: $60,894,641,000)		71,107,108
Preferred stocks 0.08%
		Value
Utilities 0.02%	Shares	(000)

Southern Co. 5.625%	800,000	$18,650
Financials 0.02%

Citigroup Inc., Series K, depositary shares	332,000	8,553
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,394
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	166,850	3,869
		17,816
U.S. government agency securities 0.01%

CoBank, ACB, Class E, noncumulative[4]	13,000	8,588
Miscellaneous 0.03%

Other preferred stocks in initial period of acquisition		22,383
Total preferred stocks (cost: $73,500,000)		67,437
Convertible securities 0.11%
	Shares or	Value
Financials 0.07%	principal amount	(000)

Bank of Ireland 10.00% convertible notes 2016	€23,175,000	32,958
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,135
Fannie Mae 5.375% convertible preferred 2032[3]	240	7,680
		60,773
Consumer staples 0.02%

Universal Corp. 6.75% convertible preferred	16,000	19,120
Industrials 0.02%

United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	17,655
Total convertible securities (cost: $93,941,000)		97,548

Bonds, notes & other debt instruments 15.96%
Corporate bonds & notes 6.96%	Principal amount
Financials 1.53%	(000)

JPMorgan Chase & Co. 6.30% 2019	$ 5,000	5,924
JPMorgan Chase & Co. 4.625% 2021	5,000	5,437
JPMorgan Chase & Co. 3.20% 2023	5,000	4,809
JPMorgan Chase & Co. 3.875% 2024	8,250	8,264
JPMorgan Chase & Co. 4.85% 2044	7,500	7,533
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	65,950	73,020
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	71,606	81,094
Bank of Ireland 10.24% 2049	€54,685	78,806
Developers Diversified Realty Corp. 5.50% 2015	$ 4,194	4,419
Developers Diversified Realty Corp. 9.625% 2016	13,720	16,013
Developers Diversified Realty Corp. 7.50% 2017	25,406	29,594
Developers Diversified Realty Corp. 7.875% 2020	16,870	21,027
Goldman Sachs Group, Inc. 2.90% 2018	6,500	6,654
Goldman Sachs Group, Inc. 2.625% 2019	40,950	41,061
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,495
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Goldman Sachs Group, Inc. 3.625% 2023	$ 5,500	$ 5,385
Westfield Group 5.75% 2015[4]	16,750	18,014
Westfield Group 5.70% 2016[4]	8,000	8,928
Westfield Group 7.125% 2018[4]	3,925	4,687
Westfield Group 6.75% 2019[4]	18,525	22,196
Westfield Group 3.375% 2022[4]	3,500	3,410
Bank of America Corp., Series L, 3.625% 2016	3,045	3,208
Bank of America Corp. 3.75% 2016	2,270	2,410
Bank of America Corp. 5.75% 2017	5,000	5,701
Bank of America Corp. 5.65% 2018	1,940	2,214
Bank of America Corp. 2.60% 2019	3,500	3,526
Bank of America Corp. 5.875% 2021	5,000	5,772
Bank of America Corp. 3.30% 2023	9,185	8,837
Bank of America Corp. 4.10% 2023	1,825	1,847
Bank of America Corp. 4.125% 2024	4,700	4,762
Bank of America Corp. 5.00% 2044	16,700	16,929
Goodman Funding Pty Ltd. 6.375% 2020[4]	4,000	4,588
Goodman Funding Pty Ltd. 6.00% 2022[4]	42,815	47,362
Simon Property Group, LP 6.75% 2014	20,000	20,030
Simon Property Group, LP 4.20% 2015	2,430	2,495
Simon Property Group, LP 5.875% 2017	5,000	5,639
Simon Property Group, LP 6.125% 2018	5,665	6,659
Simon Property Group, LP 3.75% 2024	7,500	7,522
Citigroup Inc. 3.953% 2016	7,500	7,992
Citigroup Inc. 2.50% 2018	7,500	7,557
Citigroup Inc. 8.50% 2019	12,656	16,316
Citigroup Inc. 3.875% 2023	9,200	9,104
CNA Financial Corp. 5.85% 2014	30,000	31,340
CNA Financial Corp. 7.35% 2019	6,000	7,342
Hospitality Properties Trust 5.125% 2015	3,675	3,748
Hospitality Properties Trust 6.30% 2016	1,400	1,509
Hospitality Properties Trust 5.625% 2017	5,895	6,424
Hospitality Properties Trust 6.70% 2018	5,978	6,745
Hospitality Properties Trust 5.00% 2022	5,250	5,452
Hospitality Properties Trust 4.50% 2023	8,480	8,400
Prologis, Inc. 2.75% 2019	10,500	10,550
Prologis, Inc. 3.35% 2021	13,750	13,619
Prologis, Inc. 4.25% 2023	7,640	7,714
HBOS PLC 6.75% 2018[4]	25,085	28,592
Morgan Stanley 3.80% 2016	5,000	5,289
Morgan Stanley 2.125% 2018	10,000	9,995
Morgan Stanley 2.50% 2019	10,800	10,792
Intercontinentalexchange, Inc. 4.00% 2023	23,300	23,990
American International Group, Inc. 3.80% 2017	11,000	11,790
American International Group, Inc. 3.375% 2020	5,000	5,108
American International Group, Inc. 4.125% 2024	5,000	5,078
Kimco Realty Corp., Series C, 5.783% 2016	4,000	4,384
Kimco Realty Corp. 4.30% 2018	12,000	13,002
Kimco Realty Corp. 6.875% 2019	1,320	1,587
Kimco Realty Corp. 3.125% 2023	3,000	2,790
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,058
Bank of New York Mellon Corp. 3.65% 2024	5,000	5,036
Bank of New York Mellon Corp. 3.95% 2025	1,575	1,608
Northern Trust Corp. 4.625% 2014	8,475	8,563
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Northern Trust Corp. 5.85% 2017[4]	$10,150	$11,434
Regions Financial Corp. 7.75% 2014	4,228	4,460
Regions Financial Corp. 2.00% 2018	15,000	14,693
PNC Funding Corp. 5.40% 2014	10,000	10,176
PNC Financial Services Group, Inc. 2.854% 2022	600	574
PNC Preferred Funding Trust I, junior subordinated 1.893% (undated)[4,6]	8,600	7,826
US Bancorp. 0.728% 2018[6]	10,000	10,073
US Bancorp. 3.70% 2024	7,500	7,578
UDR, Inc., Series A, 5.25% 2015	8,975	9,331
UDR, Inc. 3.70% 2020	7,910	8,102
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,885	2,062
Unum Group 7.125% 2016	12,625	14,444
Unum Group 5.625% 2020	345	386
Discover Financial Services 2.00% 2018	7,000	7,001
Discover Financial Services 10.25% 2019	4,334	5,543
Discover Financial Services 4.20% 2023	4,237	4,282
Barclays Bank PLC 5.14% 2020	15,525	16,775
CME Group Inc. 5.30% 2043	14,750	16,066
CIT Group Inc., Series C, 4.75% 2015[4]	7,000	7,228
CIT Group Inc. 5.00% 2017	7,000	7,490
QBE Insurance Group Ltd. 2.40% 2018[4]	15,035	14,593
American Express Co. 6.15% 2017	9,080	10,518
American Express Co. 1.55% 2018	4,000	3,948
ERP Operating LP 5.75% 2017	6,000	6,796
ERP Operating LP 4.75% 2020	2,500	2,741
ERP Operating LP 3.00% 2023	4,000	3,752
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	314	314
Realogy Corp., Term Loan B, 4.50% 2020[6,7,8]	858	866
Realogy Corp. 9.00% 2020[4]	10,000	11,600
BB&T Corp. 2.25% 2019	12,000	12,019
Ford Motor Credit Co. 4.25% 2017	5,000	5,375
Ford Motor Credit Co. 2.375% 2018	2,500	2,534
Ford Motor Credit Co. 4.375% 2023	3,000	3,056
ACE Capital Trust II 9.70% 2030	7,210	10,436
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,400
HSBC USA Inc. 1.128% 2018[6]	10,000	10,134
iStar Financial Inc., 3.875% 2016	3,575	3,682
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,8]	3,955	3,980
iStar Financial Inc., 4.875% 2018	1,650	1,666
AXA SA, Series B, junior subordinated 6.379% (undated)[4,6]	7,000	7,017
AXA SA, junior subordinated 6.463% (undated)[4,6]	1,900	1,957
New York Life Global Funding 1.30% 2017[4]	2,500	2,487
New York Life Global Funding 2.10% 2019[4]	6,000	6,023
Synovus Financial Corp. 7.875% 2019	7,000	7,936
BPCE SA group 5.70% 2023[4]	1,910	1,977
BPCE SA group 5.15% 2024[4]	5,940	5,858
MetLife Global Funding I 5.125% 2014[4]	7,500	7,625
Essex Portfolio L.P. 3.25% 2023	7,845	7,339
DCT Industrial Trust Inc. 4.50% 2023[4]	7,090	7,094
Host Hotels & Resorts LP 6.00% 2021	2,000	2,233
Host Hotels & Resorts LP 3.75% 2023	3,000	2,881
Host Hotels & Resorts LP 4.75% 2023	1,900	1,969
Corporate Office Properties Trust 3.60% 2023	4,220	3,924
Corporate Office Properties LP 5.25% 2024	2,480	2,609
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

BNP Paribas 2.40% 2018	$ 6,500	$ 6,521
Leucadia National Corp. 5.50% 2023	5,990	6,160
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	5,730
Liberty Mutual Group Inc. 6.70% 2016[4]	5,000	5,639
American Campus Communities, Inc. 3.75% 2023	5,615	5,335
Rabobank Nederland 4.625% 2023	5,000	5,079
Svenska Handelsbanken AB 2.50% 2019	5,000	5,071
UBS AG 4.875% 2020	4,352	4,886
Berkshire Hathaway Inc. 4.40% 2042	3,000	2,859
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	1,858
Crescent Resources 10.25% 2017[4]	3,630	4,011
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	3,925
Prudential Financial, Inc. 4.50% 2021	3,500	3,792
International Lease Finance Corp. 4.875% 2015	3,000	3,116
Mack-Cali Realty Corp. 2.50% 2017	3,000	3,003
FelCor Lodging Trust Inc. 5.625% 2023	2,875	2,817
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,582
Brandywine Operating Partnership, LP 5.70% 2017	41	45
Brandywine Operating Partnership, LP 3.95% 2023	170	166
Piedmont Operating Partnership LP 3.40% 2023	3,000	2,780
State Street Corp. 3.70% 2023	2,500	2,526
Nordea Bank AB 1.625% 2018[4]	2,500	2,474
Genworth Holdings, Inc. 4.90% 2023	1,565	1,589
TitleMax Finance Corp. 8.50% 2018[4]	575	618
		1,336,190
Energy 1.04%

Gazprom OJSC 5.092% 2015[4]	1,300	1,385
Gaz Capital SA, Series 7, 6.212% 2016	7,250	8,028
Gazprom OJSC 8.146% 2018	21,850	25,401
Gazprom OJSC 3.85% 2020[4]	5,000	4,775
Gazprom OJSC 4.95% 2022[4]	13,690	13,057
Gazprom OJSC, Series 9, 6.51% 2022	39,990	42,389
CNOOC Finance (2013) Ltd. 3.00% 2023	79,700	70,979
Kinder Morgan Energy Partners, LP 5.125% 2014	22,210	23,005
Kinder Morgan Energy Partners, LP 6.00% 2017	375	423
Kinder Morgan Energy Partners, LP 2.65% 2019	2,670	2,670
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,496
Kinder Morgan Energy Partners, LP 3.50% 2023	13,250	12,470
Kinder Morgan Energy Partners, LP 4.15% 2024	13,900	13,716
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	8,902
Enbridge Inc. 5.80% 2014	10,000	10,189
Enbridge Inc. 4.90% 2015	4,950	5,178
Enbridge Inc. 5.60% 2017	11,155	12,415
Enbridge Inc. 4.00% 2023	21,950	22,222
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	27,250
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,585
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,654
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,583
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,487
Anadarko Petroleum Corp. 8.70% 2019	17,730	22,662
Anadarko Petroleum Corp. 6.20% 2040	4,500	5,187
Transocean Inc. 5.05% 2016	21,500	23,708
Transocean Inc. 2.50% 2017	4,535	4,606
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Transocean Inc. 3.80% 2022	$ 8,520	$ 8,068
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,034
Williams Partners L.P. 4.125% 2020	5,000	5,240
Williams Partners L.P. 3.35% 2022	6,750	6,415
Williams Partners L.P. 4.50% 2023	5,850	5,950
StatoilHydro ASA 2.90% 2014	6,205	6,315
Statoil ASA 0.699% 2018[6]	5,000	5,036
StatoilHydro ASA 2.45% 2023	9,320	8,728
Statoil ASA 3.70% 2024	15,200	15,489
Petrobras International Finance Co. 3.50% 2017	3,650	3,696
Petrobras Global Finance Co. 3.00% 2019	15,000	14,182
Petrobras International Finance Co. 5.375% 2021	15,155	15,054
Petrobras Global Finance Co. 4.375% 2023	670	598
Petrobras Global Finance Co. 5.625% 2043	2,120	1,677
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,053
Petróleos Mexicanos 5.50% 2021	4,575	4,895
Petróleos Mexicanos 4.875% 2022	600	612
Petróleos Mexicanos 4.875% 2024	1,340	1,341
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	15,756
Petróleos Mexicanos 6.375% 2045[4]	7,000	7,034
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,926
TransCanada PipeLines Ltd. 3.75% 2023	4,000	3,995
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	12,930	13,359
Spectra Energy Partners, LP 2.95% 2016	4,875	5,087
Spectra Energy Partners, LP 2.95% 2018	5,720	5,893
Spectra Energy Partners 4.60% 2021	970	1,029
Spectra Energy Partners, LP 4.75% 2024	13,620	14,418
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,150
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	4,800	4,944
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	500	593
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,7]	10,239	11,007
Ras Laffan Liquefied Natural Gas II 5.298% 2020[7]	2,663	2,863
Phillips 66 2.95% 2017	11,500	12,042
Phillips 66 4.30% 2022	11,525	12,045
Cenovus Energy Inc. 3.00% 2022	16,730	15,946
Cenovus Energy Inc. 3.80% 2023	2,500	2,487
Devon Energy Corp. 2.25% 2018	2,115	2,129
Devon Energy Corp. 3.25% 2022	16,200	15,780
Total Capital International 3.75% 2024	17,250	17,549
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,7]	15,045	15,383
Chevron Corp. 1.104% 2017	2,960	2,936
Chevron Corp. 2.355% 2022	5,000	4,694
Chevron Corp. 3.191% 2023	7,525	7,456
Shell International Finance BV 4.00% 2014	4,400	4,421
Shell International Finance BV 3.10% 2015	10,000	10,382
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,7]	13,454	13,925
Husky Energy Inc. 5.90% 2014	1,800	1,835
Husky Energy Inc. 6.20% 2017	5,600	6,427
Husky Energy Inc. 7.25% 2019	4,500	5,535
Reliance Holdings Ltd. 4.50% 2020[4]	4,650	4,677
Reliance Holdings Ltd. 6.25% 2040	5,280	5,093
Reliance Holdings Ltd. 6.25% 2040[4]	3,875	3,737
Alpha Natural Resources, Inc. 9.75% 2018	8,000	8,460
Alpha Natural Resources, Inc. 6.25% 2021	4,000	3,290
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

NGPL PipeCo LLC, Term Loan B, 6.75% 2017[6,7,8]	$ 519	$ 491
NGPL PipeCo LLC 7.119% 2017[4]	3,975	3,776
NGPL PipeCo LLC 9.625% 2019[4]	6,425	6,409
PDC Energy Inc. 7.75% 2022	9,150	9,905
Peabody Energy Corp. 6.00% 2018	5,000	5,350
Peabody Energy Corp. 6.25% 2021	4,025	4,085
Arch Coal, Inc., Term Loan B1, 6.25% 2018[6,7,8]	2,344	2,327
Arch Coal, Inc. 7.00% 2019	7,600	5,938
Arch Coal, Inc. 7.25% 2021	1,350	1,029
Diamond Offshore Drilling, Inc. 4.875% 2043	8,400	8,325
CONSOL Energy Inc. 8.00% 2017	3,050	3,206
CONSOL Energy Inc. 8.25% 2020	3,800	4,137
Western Gas Partners LP 4.00% 2022	6,820	6,728
Ecopetrol SA 7.625% 2019	650	764
Ecopetrol SA 5.875% 2023	5,600	5,838
Sabine Pass Liquefaction, LLC 5.625% 2021[4]	5,500	5,514
Sabine Pass Liquefaction, LLC 5.625% 2023[4]	1,000	955
Samson Investment Co., Term Loan B, 5.00% 2018[6,7,8]	150	152
Samson Investment Co. 10.50% 2020[4]	5,600	6,188
Transportadora de Gas Peru SA 4.25% 2028[4,7]	6,650	5,786
Enterprise Products Operating LLC 3.35% 2023	3,550	3,461
Enterprise Products Operating LLC 4.85% 2044	1,750	1,736
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,830
Canadian Natural Resources Ltd. 6.50% 2037	3,500	4,139
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	3,969
Schlumberger Investment SA 3.65% 2023	3,205	3,246
Pacific Rubiales Energy Corp. 5.375% 2019[4]	3,000	3,023
Denbury Resources Inc. 4.625% 2023	2,000	1,855
Oasis Petroleum Inc. 6.875% 2022[4]	1,275	1,358
Transportadora de Gas Internacional 5.70% 2022[4]	800	826
Halliburton Co. 3.50% 2023	750	749
Rosetta Resources Inc. 5.625% 2021	525	526
QGOG Constellation SA 6.25% 2019[4]	500	471
		906,180
Telecommunication services 0.91%

Sprint Nextel Corp. 8.375% 2017	12,575	14,587
Sprint Nextel Corp. 9.125% 2017	112,350	132,573
Sprint Capital Corp. 6.90% 2019	17,200	18,662
Sprint Nextel Corp. 7.00% 2020	9,500	10,284
Sprint Corp. 7.25% 2021[4]	1,950	2,108
Sprint Nextel Corp. 11.50% 2021	138,575	182,226
Sprint Corp. 7.875% 2023[4]	50,000	53,500
Sprint Corp. 7.125% 2024[4]	3,000	3,022
Verizon Communications Inc. 5.50% 2017	10,000	11,263
Verizon Communications Inc. 1.993% 2018[6]	21,000	21,999
Verizon Communications Inc. 5.15% 2023	46,700	50,931
Verizon Communications Inc. 6.55% 2043	13,535	16,346
MTS International Funding Ltd. 8.625% 2020[4]	46,520	54,545
MTS International Funding Ltd. 8.625% 2020	36,673	42,999
T-Mobile US, Inc. 6.542% 2020	6,000	6,375
MetroPCS Wireless, Inc. 6.25% 2021[4]	7,250	7,558
T-Mobile US, Inc. 6.731% 2022	3,000	3,161
MetroPCS Wireless, Inc. 6.625% 2023[4]	7,200	7,497
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

América Móvil, SAB de CV 6.45% 2022	MXN 45,000	$ 3,085
América Móvil, SAB de CV 8.46% 2036	267,200	17,780
Vodafone Group PLC 5.75% 2016	$ 6,475	7,126
Vodafone Group PLC 5.625% 2017	10,450	11,804
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,973
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,752
Wind Acquisition SA 11.75% 2017[4]	10,700	11,302
Wind Acquisition SA 7.25% 2018[4]	2,500	2,631
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,8]	2,338	2,346
Cricket Communications, Inc. 7.75% 2020	10,000	11,388
Frontier Communications Corp. 8.50% 2020	7,650	8,597
Frontier Communications Corp. 9.25% 2021	1,575	1,811
Frontier Communications Corp. 7.125% 2023	3,150	3,142
AT&T Inc. 0.90% 2016	10,000	10,001
NII Capital Corp. 10.00% 2016	50	31
NII Capital Corp. 7.875% 2019[4]	2,275	1,729
NII Capital Corp. 8.875% 2019	1,950	926
NII Capital Corp. 11.375% 2019[4]	3,425	2,860
NII Capital Corp. 7.625% 2021	8,425	3,623
Intelsat Jackson Holding Co. 7.25% 2020	625	681
Intelsat Jackson Holding Co. 6.625% 2022[4]	7,275	7,548
Intelsat Jackson Holding Co. 6.625% 2022	900	934
Orange, SA 5.50% 2044	5,485	5,590
SBA Communications Corp. 5.75% 2020	5,000	5,225
Altice Finco SA 6.50% 2022[4]	2,000	2,035
Altice Finco SA 8.125% 2024[4]	750	786
		797,342
Health care 0.61%

Schering-Plough Corp. 6.00% 2017	42,500	49,418
Merck & Co., Inc. 0.598% 2018[6]	35,000	35,023
Merck & Co., Inc. 2.80% 2023	22,750	21,803
AbbVie Inc. 1.75% 2017	13,000	13,078
AbbVie Inc. 2.90% 2022	26,465	25,422
AbbVie Inc. 4.40% 2042	2,250	2,181
Roche Holdings, Inc. 6.00% 2019[4]	13,666	16,197
Roche Holdings, Inc. 7.00% 2039[4]	9,750	13,435
Gilead Sciences, Inc. 2.40% 2014	9,015	9,157
Gilead Sciences, Inc. 3.05% 2016	18,215	19,257
Gilead Sciences, Inc. 5.65% 2041	1,000	1,172
Pfizer Inc. 0.543% 2018[6]	10,000	10,037
Pfizer Inc. 6.20% 2019	15,000	17,952
Express Scripts Inc. 2.75% 2014	2,000	2,036
Express Scripts Inc. 2.10% 2015	4,000	4,060
Express Scripts Inc. 3.125% 2016	4,281	4,471
Express Scripts Inc. 2.65% 2017	15,392	15,963
Baxter International Inc. 1.85% 2018	10,225	10,265
Baxter International Inc. 3.20% 2023	15,500	15,211
UnitedHealth Group Inc. 6.00% 2017	2,050	2,356
UnitedHealth Group Inc. 1.625% 2019	6,000	5,881
UnitedHealth Group Inc. 3.875% 2020	2,900	3,110
UnitedHealth Group Inc. 2.75% 2023	2,210	2,087
UnitedHealth Group Inc. 2.875% 2023	10,500	10,028
Cardinal Health, Inc. 4.00% 2015	1,410	1,474
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Cardinal Health, Inc. 5.80% 2016	$ 5,000	$ 5,623
Cardinal Health, Inc. 1.90% 2017	5,750	5,786
Cardinal Health, Inc. 1.70% 2018	4,085	4,097
Cardinal Health, Inc. 3.20% 2023	1,490	1,441
Thermo Fisher Scientific Inc. 1.30% 2017	945	944
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,014
Thermo Fisher Scientific Inc. 4.15% 2024	14,000	14,281
GlaxoSmithKline Capital Inc. 1.50% 2017	4,100	4,133
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,915
GlaxoSmithKline Capital Inc. 2.80% 2023	11,500	11,011
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,190
inVentiv Health Inc. 9.00% 2018[4]	3,500	3,692
inVentiv Health Inc. 11.00% 2018[4]	5,000	4,550
inVentiv Health Inc. 11.00% 2018[4]	3,000	2,723
VPI Escrow Corp. 6.75% 2018[4]	3,000	3,304
VPI Escrow Corp. 6.375% 2020[4]	4,765	5,110
VPI Escrow Corp. 7.50% 2021[4]	2,015	2,254
Sanofi 0.557% 2014[6]	10,000	10,005
DJO Finance LLC 9.75% 2017	475	492
DJO Finance LLC 7.75% 2018	495	509
DJO Finance LLC 8.75% 2018	205	227
DJO Finance LLC 9.875% 2018	7,835	8,560
Boston Scientific Corp. 6.00% 2020	8,075	9,401
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[6,7,8]	983	993
Kinetic Concepts, Inc. 10.50% 2018	5,785	6,682
Kinetic Concepts, Inc. 12.50% 2019	1,250	1,425
Select Medical Holdings Corp. 6.375% 2021	8,005	8,075
Johnson & Johnson 0.331% 2014[6]	7,500	7,501
Forest Laboratories, Inc. 4.375% 2019[4]	3,000	3,015
Forest Laboratories, Inc. 5.00% 2021[4]	2,900	2,893
McKesson Corp. 0.95% 2015	2,730	2,736
McKesson Corp. 3.25% 2016	1,600	1,677
McKesson Corp. 1.40% 2018	1,485	1,463
Edwards Lifesciences Corp. 2.875% 2018	5,500	5,574
VWR Funding, Inc. 7.25% 2017	5,000	5,350
WellPoint, Inc. 1.875% 2018	2,500	2,498
WellPoint, Inc. 2.30% 2018	2,740	2,761
Dignity Health 3.125% 2022	5,000	4,619
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,8]	3,297	3,303
Patheon Inc., Term Loan B, 4.50% 2021[6,7,8]	725	725
Patheon Inc. 7.50% 2022[4]	585	586
Teve Pharmaceutical Finance Company BV, 2.95% 2022	4,805	4,457
Amgen Inc. 2.50% 2016	4,000	4,155
Tenet Healthcare Corp. 6.00% 2020[4]	1,615	1,703
Tenet Healthcare Corp. 8.125% 2022	2,045	2,237
ConvaTec Finance International SA 8.25% 2019[4,9]	3,525	3,631
Centene Corp. 5.75% 2017	3,175	3,397
HCA Inc. 6.50% 2020	3,000	3,315
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,726
Aetna Inc. 1.50% 2017	2,640	2,624
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[6,7,8]	2,500	2,529
Mylan Laboratories Inc. 2.55% 2019	2,500	2,510
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	1,600	1,600
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	1,435	1,455
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

PRA Holdings, Inc. 9.50% 2023[4]	$ 1,170	$ 1,269
Biogen Idec Inc. 6.875% 2018	1,000	1,191
IMS Health Inc. 7.375% 2018[4,9]	1,000	1,039
		534,050
Consumer discretionary 0.60%

Time Warner Inc. 5.875% 2016	18,600	20,987
Time Warner Inc. 4.05% 2023	12,280	12,526
Time Warner Inc. 5.35% 2043	2,000	2,098
Li & Fung Ltd. 6.00% (undated)[6]	28,831	29,408
Dollar General Corp. 4.125% 2017	17,500	18,905
Dollar General Corp. 3.25% 2023	10,750	9,966
NBCUniversal Media, LLC 2.10% 2014	5,415	5,430
NBC Universal Enterprise, Inc. 0.924% 2018[4,6]	13,105	13,138
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	9,635	9,731
Target Corp. 6.00% 2018	24,000	28,024
Carnival Corp. 3.95% 2020	22,250	22,873
Comcast Corp. 5.85% 2015	10,000	10,905
Comcast Corp. 6.30% 2017	7,000	8,191
Comcast Corp. 4.25% 2033		3,700
3,555
Thomson Reuters Corp. 1.30% 2017	6,705	6,700
Thomson Reuters Corp. 4.30% 2023	2,085	2,134
Thomson Reuters Corp. 5.65% 2043	9,875	10,417
DaimlerChrysler North America Holding Corp. 1.95% 2014[4]	10,000	10,021
Daimler Finance NA LLC 3.00% 2016[4]	2,500	2,602
DaimlerChrysler North America Holding Corp. 1.102% 2018[4,6]	6,500	6,541
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[6,7,8]	8,978	9,094
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	3,150	3,315
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,9]	3,955	4,173
Marriott International, Inc., Series I, 6.375% 2017	13,100	15,002
Viacom Inc. 4.25% 2023	11,795	12,102
Viacom Inc. 5.85% 2043	2,500	2,741
CBS Corp. 1.95% 2017	14,500	14,670
EchoStar DBS Corp. 7.125% 2016	3,000	3,308
DISH DBS Corp. 4.625% 2017	10,525	11,051
Johnson Controls, Inc. 1.75% 2014	12,500	12,514
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,825	5,223
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,037
Home Depot, Inc. 4.40% 2021	10,000	11,055
Academy Sports 9.25% 2019[4]	10,000	10,963
Citycenter, Term Loan B, 5.00% 2020[6,7,8]	10,500	10,643
Cox Communications, Inc. 2.95% 2023[4]	11,570	10,605
Time Warner Cable Inc. 5.00% 2020	10,000	10,315
Boyd Gaming Corp. 9.00% 2020	9,000	9,788
MGM Resorts International 6.875% 2016	2,000	2,208
MGM Resorts International 7.50% 2016	2,075	2,329
MGM Resorts International 6.75% 2020	2,025	2,187
MGM Resorts International 7.75% 2022	2,700	3,051
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	8,925	9,170
Marks and Spencer Group PLC 6.25% 2017[4]	6,729	7,557
Harley-Davidson, Inc. 1.15% 2015[4]	7,500	7,536
Limited Brands, Inc. 8.50% 2019	3,006	3,645
Limited Brands, Inc. 7.00% 2020	2,994	3,383
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,250	7,000
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

News America Inc. 3.00% 2022	$7,000	$ 6,724
J.C. Penney Co., Inc. 7.65% 2016	4,550	3,833
J.C. Penney Co., Inc. 5.75% 2018	3,640	2,657
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,7,8]	3,574	3,598
Univision Communications Inc., Term Loan D, 4.00% 2020[6,7,8]	2,000	2,014
Univision Communications Inc. 5.125% 2023[4]	115	115
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,387
Needle Merger Sub Corp. 8.125% 2019[4]	5,000	5,225
Hilton Worldwide, Term Loan B, 4.00% 2020[6,7,8]	3,178	3,204
Hilton Hotels Corp. 5.625% 2021[4]	1,800	1,866
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	5,000	4,425
Cinemark USA, Inc. 5.125% 2022	4,500	4,404
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,230
Michaels Stores, Inc. 7.50% 2018[4,6,9]	3,900	4,017
Federated Department Stores, Inc. 6.90% 2029	3,177	3,849
Schaeffler Holding Finance BV 6.875% 2018[6,9]	€1,600	2,293
Schaeffler Holding Finance BV 6.875% 2018[4,6,9]	$ 1,275	1,358
Laureate Education, Inc. 9.25% 2019[4]	3,075	3,321
Caesars Entertainment Operating Co. 9.00% 2020	1,850	1,804
Caesars Entertainment Operating Co. 9.00% 2020	1,400	1,362
McClatchy Co. 9.00% 2022	2,000	2,230
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,7,8]	2,175	2,201
Gannett Co., Inc. 5.125% 2019[4]	1,385	1,433
Gannett Co., Inc. 6.375% 2023[4]	475	488
Chinos Holdings, Inc. 7.75% 2019[4,6,9]	1,775	1,819
General Motors Financial Co. 6.75% 2018	1,500	1,721
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[6,7,8]	349	353
Playa Resorts Holding BV 8.00% 2020[4]	1,100	1,177
Ford Motor Co. 4.75% 2043	750	703
Quebecor Media Inc. 5.75% 2023	675	660
Starbucks Corp. 2.00% 2018	500	502
		523,790
Consumer staples 0.59%

Altria Group, Inc. 9.70% 2018	12,328	16,456
Altria Group, Inc. 9.25% 2019	3,834	5,106
Altria Group, Inc. 4.75% 2021	5,000	5,472
Altria Group, Inc. 2.85% 2022	5,000	4,708
Altria Group, Inc. 2.95% 2023	3,800	3,526
Altria Group, Inc. 4.00% 2024	15,800	15,830
Altria Group, Inc. 4.50% 2043	1,000	920
Altria Group, Inc. 5.375% 2044	3,200	3,307
Anheuser-Busch InBev NV 0.602% 2014[6]	3,785	3,791
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,528
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,001
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,903
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,903
Anheuser-Busch InBev NV 2.625% 2023	3,000	2,845
Anheuser-Busch InBev NV 3.70% 2024	6,000	6,113
Kroger Co. 6.40% 2017	38,550	44,421
Kroger Co. 4.00% 2024	3,300	3,334
CVS Caremark Corp. 2.25% 2018	3,000	3,030
CVS Caremark Corp. 4.00% 2023	29,820	30,622
CVS Caremark Corp. 5.30% 2043	815	881
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

WM. Wrigley Jr. Co 2.40% 2018[4]	$ 4,075	$ 4,115
WM. Wrigley Jr. Co 3.375% 2020[4]	27,785	28,249
Pernod Ricard SA 2.95% 2017[4]	19,500	20,316
Pernod Ricard SA 4.45% 2022[4]	10,000	10,390
Marfrig Holdings (Europe) BV 9.875% 2017[4]	18,450	18,173
Marfrig Holdings (Europe) BV 8.375% 2018	800	740
Marfrig Overseas Ltd. 9.50% 2020[4]	6,535	6,274
Marfrig Overseas Ltd. 9.50% 2020	3,090	2,966
Coca-Cola Co. 1.50% 2015	4,000	4,080
Coca-Cola Co. 1.80% 2016	500	513
Coca-Cola Co. 2.45% 2020	4,200	4,183
Coca-Cola Co. 3.30% 2021	2,000	2,074
Coca-Cola Co. 3.20% 2023	16,700	16,473
Reynolds American Inc. 3.25% 2022	16,000	15,128
Reynolds American Inc. 4.85% 2023	3,000	3,147
Reynolds American Inc. 4.75% 2042	1,000	930
Reynolds American Inc. 6.15% 2043	3,500	3,930
ConAgra Foods, Inc. 1.90% 2018	5,150	5,139
ConAgra Foods, Inc. 3.20% 2023	17,500	16,754
Delhaize Group 6.50% 2017	19,210	21,589
SABMiller Holdings Inc. 2.45% 2017[4]	16,815	17,404
SABMiller Holdings Inc. 2.20% 2018[4]	3,700	3,743
Mondelez International, Inc. 4.00% 2024	19,800	20,113
Philip Morris International Inc. 1.875% 2019	8,820	8,769
Philip Morris International Inc. 3.60% 2023	8,045	7,996
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[7]	2,461	2,584
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,950
PepsiCo, Inc. 2.50% 2016	10,000	10,385
Kraft Foods Inc. 3.50% 2022	6,000	6,024
Kraft Foods Inc. 5.00% 2042	4,000	4,103
General Mills, Inc. 0.588% 2014[6]	10,000	10,008
Imperial Tobacco Finance PLC 2.05% 2018[4]	5,000	4,981
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,500	2,394
British American Tobacco International Finance PLC 2.125% 2017[4]	6,000	6,133
Dr Pepper Snapple Group, Inc. 2.00% 2020	6,000	5,762
C&S Group Enterprises LLC 8.375% 2017[4]	3,998	4,213
JBS SA 7.75% 2020[4]	2,900	3,023
Post Holdings, Inc. 6.75% 2021[4]	1,250	1,313
Post Holdings, Inc. 7.375% 2022	1,250	1,336
Lorillard Tobacco Co. 2.30% 2017	2,500	2,552
Ingles Markets, Inc. 5.75% 2023	1,900	1,867
Tesco PLC 5.50% 2017[4]	1,558	1,750
Smithfield Foods, Inc. 5.25% 2018[4]	800	835
Del Monte Corp. 7.625% 2019	550	572
		515,670
Industrials 0.56%

General Electric Capital Corp. 1.00% 2015	5,650	5,701
General Electric Corp. 5.25% 2017	21,747	24,772
General Electric Co. 2.70% 2022	11,600	11,125
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	33,000	34,546
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	60,000	67,533
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	4,443	4,712
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	2,976	3,227
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	$ 7,106	$ 7,834
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	11,739	13,345
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	10,777	12,320
Union Pacific Corp. 5.125% 2014	11,495	11,510
Union Pacific Corp. 2.25% 2019	1,835	1,860
Union Pacific Corp. 4.163% 2022	9,865	10,505
Union Pacific Corp. 3.75% 2024	5,860	5,959
Union Pacific Corp. 4.85% 2044	445	463
Canadian National Railway Co. 5.55% 2018	25,000	28,735
Burlington Northern Santa Fe LLC 7.00% 2014	9,715	9,715
Burlington Northern Santa Fe LLC 3.00% 2023	3,730	3,567
Burlington Northern Santa Fe LLC 5.15% 2043	4,250	4,508
BNSF Funding Trust I 6.613% 2055[6]	6,700	7,378
European Aeronautic Defence and Space Company 2.70% 2023[4]	24,000	22,728
Atlas Copco AB 5.60% 2017[4]	17,290	19,260
United Technologies Corp. 1.80% 2017	2,950	3,016
United Technologies Corp. 3.10% 2022	5,000	5,009
United Technologies Corp. 4.50% 2042	11,000	11,155
DAE Aviation Holdings, Inc. 11.25% 2015[4]	715	716
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[6,7,8]	11,904	12,018
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[6,7,8]	4,859	4,906
Volvo Treasury AB 5.95% 2015[4]	11,950	12,627
TransDigm Inc. 7.75% 2018	4,340	4,666
TransDigm Inc. 5.50% 2020	8,000	7,960
JELD-WEN Escrow Corp. 12.25% 2017[4]	10,000	11,275
Esterline Technologies Corp. 7.00% 2020	10,350	11,230
Nortek Inc. 10.00% 2018	5,000	5,538
Nortek Inc. 8.50% 2021	2,500	2,775
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,8]	7,232	7,233
Gardner Denver, Inc. 6.875% 2021[4]	650	655
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,875	7,279
BakerCorp International, Inc. 8.25% 2019	6,500	6,630
BE Aerospace, Inc. 5.25% 2022	5,745	5,817
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	5,450	5,804
Waste Management, Inc. 5.00% 2014	890	894
Waste Management, Inc. 2.60% 2016	4,445	4,618
ERAC USA Finance Co. 1.40% 2016[4]	5,000	5,015
R.R. Donnelley & Sons Co. 7.875% 2021	1,750	1,951
R.R. Donnelley & Sons Co. 6.50% 2023	2,275	2,298
United Rentals, Inc. 6.125% 2023	4,000	4,170
ARAMARK Corp., Term Loan D, 4.00% 2019[6,7,8]	4,000	4,030
Brunswick Rail Finance Ltd. 6.50% 2017[4]	2,600	2,625
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	1,312
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[6,7,8]	2,000	2,012
Ply Gem Industries, Inc. 6.50% 2022[4]	1,850	1,829
Odebrecht Finance Ltd 7.125% 2042[4]	3,925	3,699
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,8]	3,264	3,239
Republic Services, Inc. 3.80% 2018	2,500	2,686
CEVA Group PLC 11.625% 2016[4]	2,000	2,110
CEVA Group PLC 8.375% 2017[4]	523	549
Builders Firstsource 7.625% 2021[4]	2,075	2,194
Far East Capital Limited SA 8.00% 2018[4]	680	605
Far East Capital Limited SA 8.75% 2020[4]	1,370	1,215
Watco Companies 6.375% 2023[4]	1,735	1,726
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	$ 1,267	$ 1,448
ADS Waste Escrow 8.25% 2020	1,275	1,377
Avianca Holdings SA, 8.375% 2020[4]	1,025	1,071
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,8]	1,000	1,004
Milacron LLC 7.75% 2021[4]	900	960
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	750	774
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,7]	485	522
		493,545
Utilities 0.56%

MidAmerican Energy Holdings Co. 2.00% 2018[4]	7,850	7,833
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	11,900	14,223
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	37,001	45,589
NV Energy, Inc 6.25% 2020	44,728	53,137
MidAmerican Energy Holdings Co. 3.75% 2023[4]	30,000	29,939
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,674
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	12,850	15,346
CMS Energy Corp. 8.75% 2019	15,803	20,501
CMS Energy Corp. 6.25% 2020	2,707	3,178
CMS Energy Corp. 5.05% 2022	10,340	11,483
Teco Finance, Inc. 6.75% 2015	29,399	30,995
Teco Finance, Inc. 6.572% 2017	3,809	4,407
Teco Finance, Inc. 5.15% 2020	5,392	6,045
Tampa Electric Co. 5.40% 2021	273	314
Tampa Electric Co. 2.60% 2022	1,000	950
Progress Energy, Inc. 7.05% 2019	10,150	12,300
Duke Energy Corp. 3.95% 2023	13,500	13,801
Progress Energy, Inc. 7.00% 2031	5,750	7,303
Progress Energy, Inc. 7.75% 2031	5,750	7,726
Centerpoint Energy, Inc., Series B, 6.85% 2015	9,000	9,715
CenterPoint Energy Resources Corp. 4.50% 2021	23,496	25,653
Public Service Co. of Colorado 5.80% 2018	4,850	5,665
Xcel Energy Inc. 4.70% 2020	9,164	10,285
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	7,236	6,848
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,875	8,994
Pennsylvania Electric Co. 6.05% 2017	3,000	3,348
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	27,671
National Grid PLC 6.30% 2016	20,725	23,322
Pacific Gas and Electric Co. 3.25% 2023	10,000	9,705
Pacific Gas and Electric Co. 3.85% 2023	8,095	8,204
American Electric Power Co. 1.65% 2017	13,735	13,610
Ohio Power Co., Series G, 6.60% 2033	3,000	3,698
Entergy Corp. 4.70% 2017	6,500	6,996
Entergy Louisiana, LLC 3.30% 2022	5,105	4,981
Entergy Corp. 4.05% 2023	3,500	3,663
State Grid Overseas Investment Ltd. 1.75% 2018[4]	10,000	9,808
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	9,000	8,981
PSEG Power LLC 2.45% 2018	3,000	3,021
PSEG Power LLC 4.30% 2023	4,000	4,098
AES Corp. 7.375% 2021	5,000	5,563
NRG Energy, Inc. 6.625% 2023	2,275	2,335
		492,908
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Materials 0.34%	(000)	(000)

ArcelorMittal 5.00% 2017[6]	$24,950	$26,322
ArcelorMittal 10.35% 2019[6]	750	941
ArcelorMittal 6.00% 2021[6]	1,000	1,050
ArcelorMittal 6.75% 2022[6]	23,375	25,333
Xstrata Canada Financial Corp. 2.85% 2014[4]	2,000	2,028
Xstrata Canada Financial Corp. 2.05% 2015[4,6]	2,000	2,024
Glencore Xstrata LLC 1.70% 2016[4]	3,000	3,007
Xstrata Canada Financial Corp. 3.60% 2017[4]	4,000	4,204
Glencore Xstrata LLC 1.599% 2019[4,6]	16,000	15,609
Xstrata Canada Financial Corp. 4.95% 2021[4]	11,250	11,610
Glencore Xstrata LLC 4.125% 2023[4]	11,395	10,696
Xstrata Canada Financial Corp. 5.55% 2042[4,6]	3,250	3,037
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,031
Rio Tinto Finance (USA) Ltd. 1.625% 2017	5,000	5,022
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	15,014
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,375
BHP Billiton Finance (USA) Ltd. 5.00% 2043	3,780	3,928
Reynolds Group Inc. 7.875% 2019	3,565	3,939
Reynolds Group Inc. 9.875% 2019	680	755
Reynolds Group Inc. 5.75% 2020	10,000	10,275
Inmet Mining Corp. 8.75% 2020[4]	11,900	13,596
Inmet Mining Corp. 7.50% 2021[4]	100	113
Cliffs Natural Resources Inc. 3.95% 2018	7,500	7,474
Cliffs Natural Resources Inc. 4.875% 2021	4,195	3,964
Cliffs Natural Resources Inc. 6.25% 2040	2,000	1,620
E.I. du Pont de Nemours and Co. 0.666% 2014[6]	825	826
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,685
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,451
Ecolab Inc. 2.375% 2014	750	761
Ecolab Inc. 3.00% 2016	8,725	9,181
Ecolab Inc. 4.35% 2021	1,500	1,605
International Paper Co. 7.95% 2018	7,050	8,711
FMG Resources 6.00% 2017[4]	1,000	1,061
FMG Resources 6.875% 2018[4]	5,000	5,269
FMG Resources 8.25% 2019[4]	1,250	1,381
JMC Steel Group Inc. 8.25% 2018[4]	7,075	7,340
Mosaic Co. 4.25% 2023	6,450	6,478
Packaging Corp. of America 4.50% 2023	5,000	5,170
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[6,7,8]	2,893	2,927
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	2,020	2,187
Ryerson Inc. 9.00% 2017	3,275	3,549
Ryerson Inc. 11.25% 2018	1,000	1,098
Inversiones CMPC SA 4.375% 2023[4]	4,600	4,379
CEMEX Finance LLC 7.25% 2021[4]	4,250	4,378
Arbermarle Corp. 5.10% 2015	3,500	3,643
Georgia Gulf Corp. 4.875% 2023[4]	3,500	3,347
Walter Energy, Inc. 9.50% 2019[4]	1,000	1,020
Walter Energy, Inc. 9.875% 2020	3,025	2,299
Dow Chemical Co. 5.70% 2018	402	462
Dow Chemical Co. 4.125% 2021	2,500	2,598
Newcrest Finance Pty Ltd. 4.45% 2021[4]	3,520	3,041
Ball Corp. 5.00% 2022	3,000	2,996
Georgia-Pacific Corp. 5.40% 2020[4]	2,500	2,836
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Newpage Corp., Term Loan B, 7.75% 2018[6,7,8]	$ 2,762	$ 2,823
Teck Resources Ltd. 5.20% 2042	1,250	1,127
Teck Resources Ltd. 5.40% 2043	1,750	1,657
Yara International ASA 7.875% 2019[4]	2,225	2,733
LSB Industries, Inc. 7.75% 2019[4]	2,100	2,236
PQ Corp. 8.75% 2018[4]	2,031	2,219
Praxair, Inc. 4.375% 2014	1,000	1,006
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	395
		301,842
Information technology 0.22%

First Data Holdings, Inc. 14.50% 2019[4,9]	13,125	11,897
First Data Corp. 6.75% 2020[4]	3,475	3,675
First Data Corp. 11.75% 2021[4]	3,500	3,614
First Data Corp. 11.75% 2021[4]	1,500	1,549
First Data Corp. 12.625% 2021	12,000	14,040
International Business Machines Corp. 1.95% 2016	7,925	8,173
International Business Machines Corp. 1.625% 2020	5,000	4,762
International Business Machines Corp. 3.375% 2023	14,250	14,193
Xerox Corp. 6.40% 2016	602	666
Xerox Corp. 2.95% 2017	15,940	16,485
Xerox Corp. 6.75% 2017	280	319
Samsung Electronics America, Inc. 1.75% 2017[4]	16,850	16,881
Oracle Corp. 0.819% 2019[6]	10,000	10,052
Oracle Corp. 2.375% 2019	4,000	4,082
Oracle Corp 3.625% 2023	2,500	2,542
Cisco Systems, Inc. 0.493% 2014[6]	15,000	15,006
SunGard Data Systems Inc. 7.375% 2018	7,725	8,208
SunGard Data Systems Inc. 7.625% 2020	3,450	3,808
National Semiconductor Corp. 6.60% 2017	10,000	11,728
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	8,631	8,606
Google Inc. 1.25% 2014	7,500	7,525
Lawson Software, Inc. 9.375% 2019	5,975	6,752
Dell, Inc. Term Loan B, 4.50% 2020[6,7,8]	6,234	6,215
Freescale Semiconductor, Inc. 5.00% 2021[4]	1,000	998
Freescale Semiconductor, Inc. 6.00% 2022[4]	2,725	2,841
Alcatel-Lucent USA Inc. 4.625% 2017[4]	1,150	1,153
Alcatel-Lucent USA Inc. 6.75% 2020[4]	950	978
Alcatel-Lucent USA Inc. 8.875% 2020[4]	1,250	1,391
NXP BV and NXP Funding LLC 3.75% 2018[4]	1,025	1,030
		189,169
Total corporate bonds & notes		6,090,686
U.S. Treasury bonds & notes 4.31%
U.S. Treasury 3.93%

U.S. Treasury 4.25% 2014	100,000	103,205
U.S. Treasury 0.25% 2015	15,400	15,384
U.S. Treasury 2.125% 2015	50,000	51,281
U.S. Treasury 4.25% 2015[10]	75,000	79,635
U.S. Treasury 9.875% 2015	106,950	125,188
U.S. Treasury 10.625% 2015	7,500	8,693
U.S. Treasury 11.25% 2015	249,810	278,396
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 0.375% 2016	$ 50,000	$ 50,041
U.S. Treasury 0.625% 2016	93,500	93,478
U.S. Treasury 0.625% 2016	50,000	50,131
U.S. Treasury 0.625% 2016	25,000	25,013
U.S. Treasury 0.875% 2016	148,250	149,515
U.S. Treasury 1.50% 2016	70,000	71,719
U.S. Treasury 1.75% 2016	10,000	10,303
U.S. Treasury 2.625% 2016	25,000	26,169
U.S. Treasury 3.25% 2016	50,000	53,332
U.S. Treasury 4.50% 2016	40,000	43,377
U.S. Treasury 7.50% 2016	190,000	226,100
U.S. Treasury 9.25% 2016	96,000	113,319
U.S. Treasury 0.75% 2017	2,250	2,255
U.S. Treasury 0.875% 2017	25,000	25,042
U.S. Treasury 1.00% 2017	55,000	55,367
U.S. Treasury 4.50% 2017	100,000	111,848
U.S. Treasury 8.75% 2017	50,000	62,836
U.S. Treasury 8.875% 2017	135,850	173,389
U.S. Treasury 1.00% 2018	20,000	19,775
U.S. Treasury 1.25% 2018	60,720	60,160
U.S. Treasury 1.25% 2018	27,750	27,535
U.S. Treasury 1.375% 2018	10,565	10,557
U.S. Treasury 1.375% 2018	10,000	10,032
U.S. Treasury 1.50% 2018	55,340	55,416
U.S. Treasury 1.25% 2019	15,000	14,740
U.S. Treasury 8.125% 2019	43,440	58,427
U.S. Treasury 8.75% 2020	50,000	71,092
U.S. Treasury 8.75% 2020	30,000	42,375
U.S. Treasury 3.125% 2021	25,000	26,597
U.S. Treasury 3.625% 2021	10,000	11,002
U.S. Treasury 8.00% 2021	77,500	109,553
U.S. Treasury 8.125% 2021	25,000	35,383
U.S. Treasury 2.50% 2023	324,000	320,585
U.S. Treasury 2.75% 2023	283,900	286,319
U.S. Treasury 6.25% 2023	25,000	32,901
U.S. Treasury 7.125% 2023	25,000	34,489
U.S. Treasury 6.875% 2025	25,000	35,043
U.S. Treasury 2.75% 2042	16,250	13,714
U.S. Treasury 2.875% 2043	28,000	24,200
U.S. Treasury 3.625% 2043	105,000	105,370
U.S. Treasury 3.75% 2043	29,800	30,599
		3,440,880
U.S. Treasury inflation-protected securities[11] 0.38%

U.S. Treasury Inflation-Protected Security 2.00% 2014	91,504	93,434
U.S. Treasury Inflation-Protected Security 0.50% 2015	91,422	93,579
U.S. Treasury Inflation-Protected Security 0.125% 2016	32,049	33,056
U.S. Treasury Inflation-Protected Security 0.375% 2023	35,055	34,962
U.S. Treasury Inflation-Protected Security 2.00% 2026	5,872	6,742
U.S. Treasury Inflation-Protected Security 0.625% 2043	79,076	65,802
		327,575
Total U.S. Treasury bonds & notes		3,768,455
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] 3.24%	(000)	(000)

Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$ 1,368	$ 1,434
Fannie Mae 5.50% 2019	500	530
Fannie Mae 4.50% 2020	1,534	1,642
Fannie Mae 5.50% 2020	1,400	1,494
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	6,380	6,736
Fannie Mae 6.00% 2021	1,650	1,815
Fannie Mae 5.00% 2023	2,853	3,074
Fannie Mae 4.00% 2024	5,389	5,766
Fannie Mae 4.50% 2024	15,821	16,984
Fannie Mae 4.50% 2024	4,218	4,529
Fannie Mae 6.00% 2024	4,627	5,120
Fannie Mae 6.00% 2024	41	44
Fannie Mae 6.00% 2026	18,092	19,974
Fannie Mae 6.00% 2026	1,594	1,766
Fannie Mae 2.50% 2027	108,416	109,202
Fannie Mae 2.50% 2027	28,274	28,409
Fannie Mae 2.50% 2027	18,873	18,963
Fannie Mae 2.50% 2027	9,688	9,758
Fannie Mae 2.50% 2027	9,393	9,461
Fannie Mae 2.50% 2027	5,894	5,937
Fannie Mae 2.50% 2027	4,264	4,295
Fannie Mae 2.50% 2027	4,206	4,236
Fannie Mae 2.50% 2027	4,193	4,223
Fannie Mae 2.50% 2027	4,162	4,192
Fannie Mae 2.50% 2027	979	983
Fannie Mae 3.00% 2027	47,758	49,444
Fannie Mae 3.00% 2027	36,906	38,210
Fannie Mae 6.00% 2027	27,658	30,643
Fannie Mae 2.50% 2028	43,678	43,995
Fannie Mae 6.00% 2028	1,128	1,251
Fannie Mae 6.00% 2028	760	844
Fannie Mae 6.00% 2028	659	731
Fannie Mae 6.00% 2028	623	692
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,087	1,200
Fannie Mae 5.50% 2033	796	879
Fannie Mae 5.00% 2035	1,407	1,537
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,396	6,026
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	4,128	3,905
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	3,273	3,125
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	798	727
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	574	519
Fannie Mae, Series 2006-65, Class PF, 0.438% 2036[6]	3,902	3,904
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	7,145	7,873
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	25,365	28,240
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	16,130	17,976
Fannie Mae 6.00% 2036	14,534	16,271
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	12,085	13,435
Fannie Mae 6.00% 2036	10,455	11,707
Fannie Mae 6.00% 2036	6,739	7,495
Fannie Mae 6.00% 2036	6,488	7,263
Fannie Mae 6.00% 2036	2,472	2,767
Fannie Mae 7.00% 2036	159	173
Fannie Mae 7.50% 2036	206	236
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	30,164	32,948
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	$15,102	$16,676
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,990	6,555
Fannie Mae 5.50% 2037	798	882
Fannie Mae 6.00% 2037	1,977	2,190
Fannie Mae 6.50% 2037	4,263	4,768
Fannie Mae 6.50% 2037	758	814
Fannie Mae 6.50% 2037	527	589
Fannie Mae 6.50% 2037	182	196
Fannie Mae 7.00% 2037	8,507	9,740
Fannie Mae 7.00% 2037	545	597
Fannie Mae 7.50% 2037	1,155	1,320
Fannie Mae 7.50% 2037	419	479
Fannie Mae 7.50% 2037	417	478
Fannie Mae 7.50% 2037	363	415
Fannie Mae 7.50% 2037	42	48
Fannie Mae 2.383% 2038[6]	5,117	5,425
Fannie Mae 5.199% 2038[6]	3,585	3,859
Fannie Mae 5.301% 2038[6]	382	409
Fannie Mae 5.50% 2038	8,016	8,837
Fannie Mae 5.50% 2038	6,110	6,736
Fannie Mae 5.50% 2038	3,335	3,676
Fannie Mae 5.50% 2038	1,635	1,803
Fannie Mae 5.50% 2038	848	933
Fannie Mae 6.00% 2038	3,969	4,400
Fannie Mae 7.00% 2038	205	231
Fannie Mae 3.518% 2039[6]	4,533	4,748
Fannie Mae 3.556% 2039[6]	2,644	2,805
Fannie Mae 3.649% 2039[6]	4,952	5,265
Fannie Mae 3.723% 2039[6]	2,009	2,129
Fannie Mae 3.727% 2039[6]	1,423	1,512
Fannie Mae 3.771% 2039[6]	2,647	2,839
Fannie Mae 3.79% 2039[6]	2,720	2,866
Fannie Mae 3.895% 2039[6]	4,079	4,290
Fannie Mae 3.94% 2039[6]	1,199	1,270
Fannie Mae 3.944% 2039[6]	2,239	2,355
Fannie Mae 3.962% 2039[6]	4,023	4,277
Fannie Mae 3.988% 2039[6]	842	895
Fannie Mae 5.50% 2039	739	813
Fannie Mae 4.00% 2040	4,181	4,391
Fannie Mae 4.00% 2040	1,080	1,134
Fannie Mae 4.194% 2040[6]	3,932	4,191
Fannie Mae 4.395% 2040[6]	4,937	5,265
Fannie Mae 6.00% 2040	37,254	41,267
Fannie Mae 3.519% 2041[6]	1,894	1,975
Fannie Mae 3.777% 2041[6]	4,234	4,533
Fannie Mae 4.00% 2041	10,557	11,084
Fannie Mae 4.00% 2041	5,093	5,341
Fannie Mae 4.00% 2041	1,867	1,961
Fannie Mae 4.00% 2041	1,097	1,152
Fannie Mae 4.00% 2041	880	923
Fannie Mae 4.00% 2041	620	651
Fannie Mae 5.00% 2041	24,663	27,147
Fannie Mae 6.00% 2041	21,810	24,261
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	154	174
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	$ 130	$ 153
Fannie Mae 3.00% 2042	32	32
Fannie Mae 3.50% 2042	19,535	19,883
Fannie Mae 4.00% 2042	331,437	347,979
Fannie Mae 4.00% 2042	43,748	45,917
Fannie Mae 4.00% 2042	26,617	27,949
Fannie Mae 4.00% 2042	17,898	18,797
Fannie Mae 4.00% 2042	9,364	9,834
Fannie Mae 4.00% 2042	6,689	7,022
Fannie Mae 4.00% 2042	4,850	5,093
Fannie Mae 4.00% 2042	4,009	4,207
Fannie Mae 4.00% 2042	3,077	3,231
Fannie Mae 3.00% 2043	97,069	94,684
Fannie Mae 3.00% 2043	34,705	33,852
Fannie Mae 3.00% 2043	9,879	9,636
Fannie Mae 3.00% 2043	9,688	9,450
Fannie Mae 3.00% 2043	9,036	8,814
Fannie Mae 3.00% 2043	8,958	8,737
Fannie Mae 3.00% 2043	8,273	8,069
Fannie Mae 3.00% 2043	7,116	6,941
Fannie Mae 3.00% 2043	5,250	5,121
Fannie Mae 3.00% 2043	4,982	4,859
Fannie Mae 3.00% 2043	4,857	4,738
Fannie Mae 3.00% 2043	4,840	4,721
Fannie Mae 3.00% 2043	4,319	4,213
Fannie Mae 3.00% 2043	4,000	3,902
Fannie Mae 3.00% 2043	1,471	1,435
Fannie Mae 3.00% 2043	1,000	975
Fannie Mae 3.00% 2043	959	936
Fannie Mae 3.00% 2043	837	817
Fannie Mae 3.00% 2043	805	786
Fannie Mae 3.00% 2043	724	706
Fannie Mae 3.00% 2043	642	627
Fannie Mae 3.00% 2043	633	618
Fannie Mae 3.00% 2043	450	439
Fannie Mae 3.00% 2043	447	436
Fannie Mae 3.00% 2043	389	379
Fannie Mae 3.00% 2043	250	244
Fannie Mae 3.00% 2043	200	195
Fannie Mae 3.00% 2043	162	158
Fannie Mae 3.00% 2043	131	128
Fannie Mae 3.00% 2043	128	125
Fannie Mae 3.00% 2043	115	112
Fannie Mae 3.00% 2043	100	97
Fannie Mae 3.00% 2043	97	95
Fannie Mae 3.00% 2043	94	91
Fannie Mae 3.00% 2043	88	86
Fannie Mae 3.00% 2043	88	86
Fannie Mae 3.00% 2043	85	83
Fannie Mae 3.00% 2043	83	81
Fannie Mae 3.00% 2043	77	75
Fannie Mae 3.00% 2043	74	72
Fannie Mae 3.00% 2043	73	72
Fannie Mae 3.00% 2043	69	67
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 3.00% 2043	$ 62	$ 60
Fannie Mae 3.00% 2043	61	59
Fannie Mae 3.00% 2043	59	58
Fannie Mae 3.00% 2043	59	58
Fannie Mae 3.00% 2043	55	54
Fannie Mae 3.00% 2043	53	51
Fannie Mae 3.00% 2043	52	51
Fannie Mae 3.00% 2043	48	47
Fannie Mae 3.00% 2043	38	37
Fannie Mae 3.00% 2043	35	34
Fannie Mae 3.00% 2043	35	34
Fannie Mae 3.00% 2043	34	33
Fannie Mae 3.00% 2043	34	33
Fannie Mae 3.00% 2043	34	33
Fannie Mae 3.00% 2043	33	32
Fannie Mae 3.00% 2043	33	32
Fannie Mae 3.00% 2043	32	31
Fannie Mae 3.00% 2043	32	31
Fannie Mae 3.00% 2043	31	30
Fannie Mae 3.00% 2043	29	28
Fannie Mae 3.00% 2043	29	28
Fannie Mae 3.00% 2043	29	28
Fannie Mae 3.00% 2043	26	25
Fannie Mae 4.00% 2043	35,596	37,386
Fannie Mae 4.00% 2043	29,701	31,187
Fannie Mae 4.00% 2043	24,106	25,326
Fannie Mae 4.50% 2043	14,998	16,129
Fannie Mae 4.50% 2043	12,146	13,062
Fannie Mae 4.50% 2043	4,523	4,865
Fannie Mae 3.00% 2044	19,200	18,677
Fannie Mae 7.00% 2047	389	431
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,673
Freddie Mac 5.50% 2019	1,749	1,864
Freddie Mac, Series 2642, Class BL, 3.50% 2023	1,314	1,367
Freddie Mac, Series 2626, Class NG, 3.50% 2023	358	372
Freddie Mac 4.50% 2023	103	110
Freddie Mac 5.50% 2023	2,933	3,209
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,038	1,161
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	1,550	1,466
Freddie Mac 6.00% 2026	4,410	4,889
Freddie Mac 6.00% 2026	3,665	4,060
Freddie Mac 5.50% 2027	7,060	7,773
Freddie Mac 6.50% 2027	5,247	5,841
Freddie Mac 4.50% 2029	559	606
Freddie Mac 4.50% 2029	96	105
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,948	2,169
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,373	3,758
Freddie Mac 4.50% 2030	626	681
Freddie Mac 6.50% 2032	1,016	1,148
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,385	5,931
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,878	5,549
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	3,632	3,402
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	1,950	1,866
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	1,934	1,823
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	$ 1,742	$ 1,670
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	1,042	968
Freddie Mac, Series 3156, Class NG, 6.00% 2036	16,817	18,718
Freddie Mac 2.858% 2037[6]	3,852	4,095
Freddie Mac, Series 3286, Class JN, 5.50% 2037	8,916	9,767
Freddie Mac, Series 3271, Class OA, 6.00% 2037	12,427	13,761
Freddie Mac 2.288% 2038[6]	2,706	2,827
Freddie Mac 4.91% 2038[6]	1,356	1,441
Freddie Mac 5.00% 2038	3,305	3,601
Freddie Mac 5.00% 2038	809	882
Freddie Mac 5.00% 2038	783	853
Freddie Mac 5.50% 2038	9,612	10,527
Freddie Mac 3.638% 2039[6]	1,363	1,461
Freddie Mac 5.00% 2039	28,188	30,727
Freddie Mac 6.00% 2040	322	355
Freddie Mac 4.50% 2041	40,411	43,387
Freddie Mac 4.50% 2041	1,863	2,000
Freddie Mac 5.00% 2041	786	857
Freddie Mac 5.50% 2041	15,937	17,456
Freddie Mac 3.00% 2042	64,977	63,253
Freddie Mac 3.00% 2042	51,697	50,326
Freddie Mac 3.00% 2042	4,131	4,022
Freddie Mac 3.00% 2043	117,733	114,610
Freddie Mac 4.00% 2043	13,518	14,163
Freddie Mac 4.50% 2043	4,924	5,298
Freddie Mac 6.50% 2047	570	625
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,169	2,168
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,228
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[6]	14,840	15,662
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	5,244	5,751
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.873% 2045[6]	40,508	44,289
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	11,255	11,785
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	17,400	18,304
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,619	1,619
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% 2049	15,008	15,362
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.709% 2049[6]	9,597	10,727
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	3,963	3,636
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	2,910	2,607
Government National Mortgage Assn. 4.50% 2037	4,684	5,106
Government National Mortgage Assn. 6.00% 2039	10,276	11,571
Government National Mortgage Assn. 6.50% 2039	1,662	1,875
Government National Mortgage Assn. 3.50% 2040	561	580
Government National Mortgage Assn. 5.00% 2040	6,929	7,611
Government National Mortgage Assn. 5.50% 2040	11,573	13,026
Government National Mortgage Assn. 4.50% 2041	7,256	7,910
Government National Mortgage Assn. 5.00% 2041	9,827	10,780
Government National Mortgage Assn. 6.50% 2041	3,748	4,101
Government National Mortgage Assn. 4.00% 2043	24,777	26,331
Government National Mortgage Assn. 5.816% 2058	9,794	10,428
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,070	1,159
Government National Mortgage Assn. 6.172% 2058	467	501
Government National Mortgage Assn. 6.205% 2058	3,499	3,785
Government National Mortgage Assn. 6.22% 2058	1,279	1,365
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	28,682	28,721
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[6]	$14,117	$ 15,411
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	12,156
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	5,310	5,991
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	363	395
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	240	258
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	279	301
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	35,508
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	3,700	3,990
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.465% 2039[6]	5,678	5,791
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[6]	117	126
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	9,475	9,548
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[4]	9,250	9,377
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4]	10,797	10,963
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[4]	5,750	5,867
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	1,343	1,466
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	25,000	27,145
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	22,944	24,065
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.669% 2042[6]	20,105	21,834
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	1,290	1,412
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[4]	8,000	8,270
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4]	12,500	13,383
Northern Rock PLC 5.625% 2017[4]	12,857	14,607
Northern Rock PLC 5.625% 2017	6,000	6,817
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[6]	6,921	7,446
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.709% 2045[6]	4,243	4,315
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.62% 2049[6]	5,000	5,554
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.814% 2051[6]	3,640	4,043
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	19,518	21,287
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,071	2,294
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	5,800	6,191
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	4,500	4,993
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.171% 2045[6]	5,335	6,153
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	3,000	3,313
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.722% 2043[6]	900	987
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	11,660	12,790
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.311% 2045[6]	9,784	9,817
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	8,265	8,758
Aventura Mall Trust, Series A, 3.743% 2032[4,6]	5,735	6,001
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.136% 2049[6]	5,000	5,599
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	5,311	5,376
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[6]	60	68
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[6]	4,320	4,941
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	1,836	2,011
Commercial Mortgage Trust, Series 2014-CR, Class A-4, 4.236% 2047	1,900	2,030
Commercial Mortgage Trust, Series 2014-CR, Class D, 4.613% 2047[4,6]	500	453
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.777% 2046[4,6]	3,950	3,587
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	2,162	2,390
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.184% 2043[4,6]	2,250	2,347
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,564	1,712
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.847% 2044[6]	1,300	1,448
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.641% 2034[6]	1,237	1,225
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[4,6]	1,077	1,100
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.746% 2034[6]	154	155
		2,838,504
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes 1.01%	(000)	(000)

Freddie Mac 3.00% 2014	$ 40,000	$ 40,559
Freddie Mac 5.00% 2014	40,000	40,860
Freddie Mac 5.50% 2016	14,580	16,354
Freddie Mac 1.00% 2017	25,000	24,875
Freddie Mac 1.00% 2017	20,500	20,521
Freddie Mac 5.50% 2017	50,000	57,715
Freddie Mac 4.875% 2018	40,000	45,934
Freddie Mac 1.25% 2019	50,000	48,203
Freddie Mac, Series KF02, Class A2, multifamily 0.708% 2020[6,7]	37,761	37,874
Freddie Mac, Series KF02, Class A3, multifamily 0.788% 2020[6,7]	17,725	17,779
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	18,009	17,059
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[7]	20,110	19,261
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	41,420	39,670
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[7]	5,965	5,751
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[7]	3,717	3,564
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[6,7]	1,100	1,088
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[6,7]	9,380	9,469
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[6,7]	28,732	29,050
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[6,7]	66,745	67,467
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[6,7]	1,750	1,779
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[6,7]	2,250	2,295
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[6,7]	700	719
Fannie Mae 2.75% 2014	20,000	20,057
Fannie Mae 4.625% 2014	25,000	25,783
Fannie Mae 5.00% 2015	25,000	26,423
Fannie Mae 5.375% 2016	60,420	67,564
Fannie Mae 0.875% 2018	15,000	14,682
Federal Home Loan Bank 5.50% 2014	107,500	110,532
Federal Home Loan Bank 0.50% 2015	25,000	25,096
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	14,968
CoBank, ACB 7.875% 2018[4]	12,160	14,746
CoBank, ACB 0.843% 2022[4,6]	10,410	9,525
Federal Farm Credit Banks 3.00% 2014	10,000	10,183
		887,405
Bonds & notes of governments & government agencies outside the U.S. 0.19%

Brazil (Federal Republic of) 10.00% 2018	BRL141,000	53,303
Indonesia (Republic of) 9.00% 2018	IDR 20,741,000	1,750
Indonesia (Republic of) 7.875% 2019	98,336,000	7,933
Indonesia (Republic of) 11.50% 2019	249,294,000	23,148
Indonesia (Republic of), Series 31, 11.00% 2020	65,209,000	5,988
Bermudan Government 5.603% 2020	$ 6,000	6,516
Bermudan Government 4.138% 2023[4]	4,850	4,661
Bermudan Government 4.854% 2024[4]	7,500	7,444
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	14,350	14,574
Hungarian Government 6.375% 2021	10,000	10,700
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	10,000	10,080
United Mexican States Government Global 5.55% 2045	7,500	7,425
Slovenia (Republic of) 5.85% 2023[4]	4,345	4,448
Croatian Government 6.375% 2021	3,000	3,120
Croatian Government 5.50% 2023[4]	1,355	1,297
		162,387
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[7] 0.18%	(000)	(000)

CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.30% 2036[6]	$ 10,053	$ 9,010
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.30% 2037[6]	13,323	11,748
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.31% 2037[6]	27,952	25,094
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4]	23,500	24,491
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	10,250	10,263
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4]	1,500	1,576
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4]	22,345	23,021
IndyMac Home Equity Mortgage Loan Asset-backed Trust,
Series 2007-H1, Class A-1, FSA insured, 0.318% 2037[6]	19,989	17,089
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	9,207	9,516
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	7,788	8,209
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	4,862	5,005
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	4,548	4,559
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[6]	4,188	3,799
Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 2016[4]	1,790	1,866
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	1,722	1,821
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	1,628	1,686
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,482	1,486
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	550	565
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.35% 2035[6]	263	237
		161,041
Municipals 0.07%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	15,500	15,411
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	17,500	17,248
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	27,500	27,072
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,851
		63,582
Total bonds, notes & other debt instruments (cost: $13,573,190,000)		13,972,060

Short-term securities 2.43%

Fannie Mae 0.10%–0.17% due 4/21–12/1/2014	622,900	622,561
Freddie Mac 0.09%–0.15% due 4/9–11/3/2014	374,347	374,213
Federal Home Loan Bank 0.06%–0.13% due 3/5–7/16/2014	265,500	265,442
General Electric Capital Corp. 0.13%–0.14% due 2/19–2/24/2014	150,000	149,994
General Electric Co. 0.05% due 2/3/2014	4,900	4,900
Federal Farm Credit Banks 0.12%–0.13% due 6/26–9/12/2014	110,000	109,950
Abbott Laboratories 0.08%–0.10% due 3/20–4/7/2014[4]	82,100	82,092
Walt Disney Co. 0.07%–0.12% due 2/27–4/9/2014[4]	80,500	80,493
Emerson Electric Co. 0.08%–0.10% due 2/28–4/7/2014[4]	74,000	73,993
Chariot Funding, LLC 0.30% due 2/14–2/21/2014[4]	56,000	55,997
Regents of the University of California 0.07%–0.10% due 2/6–3/4/2014	55,900	55,898
Coca-Cola Co. 0.11%–0.15% due 2/21–5/12/2014[4]	52,200	52,191
Wells Fargo & Co. 0.16% due 3/5/2014	50,000	49,992
John Deere Financial Ltd. 0.07% due 2/4/2014[4]	43,100	43,100
ExxonMobil Corp. 0.08% due 4/7/2014	39,600	39,589
Chevron Corp. 0.06%–0.07% due 2/6–3/17/2014[4]	33,500	33,498
Private Export Funding Corp. 0.225% due 4/3/2014[4]	21,100	21,096
Wal-Mart Stores, Inc. 0.05% due 2/10/2014[4]	11,900	11,900
Total short-term securities (cost: $2,126,581,000)		2,126,899
Total investment securities (cost: $76,761,853,000)		87,371,052
Other assets less liabilities		171,651
Net assets		$87,542,703

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $247,954,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 1/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	2/10/2014	HSBC Bank	$50,748	A$57,000	$ 897
Euros	2/27/2014	HSBC Bank	$78,555	€57,800	600
Swiss francs	2/26/2014	Citibank	$92,992	CHF84,650	(391)
					$1,106

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2014, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 1/31/2014
	principal amount	Additions	Reductions	principal amount	(000)	(000)

SSE PLC	57,134,900	4,655,000	9,810,700	51,979,200	$ 22,263	$ 1,116,813
CenturyLink, Inc.	32,243,235	576,000	—	32,819,235	17,573	947,163
Darden Restaurants, Inc.	8,429,000	2,016,400	—	10,445,400	5,745	516,421
Digital Realty Trust, Inc.	7,658,400	686,600	—	8,345,000	6,286	425,512
Rexel SA12	13,630,319	1,419,929	—	15,050,248	—	386,682
Starwood Property Trust, Inc.	12,437,000	—	—	12,437,000	5,721	375,597
William Hill PLC	56,291,818	—	—	56,291,818	—	307,597
Greene King PLC	14,073,299	3,392,000	—	17,465,299	2,158	246,199
Siliconware Precision Industries Co., Ltd.[1]	202,563,300	—	—	202,563,300	—	245,011
Ladbrokes PLC	59,622,507	—	—	59,622,507	—	146,530
Mercury General Corp.[12]	1,938,700	815,500	—	2,754,200	1,248	126,225
Ratchaburi Electricity Generating
Holding PCL	93,154,500	—	11,255,200	81,899,300	—	118,470
Moneysupermarket.com Group PLC	34,915,401	—	—	34,915,401	—	102,340
BTS Rail Mass Transit Growth
Infrastructure Fund	367,453,100	—	—	367,453,100	1,815	94,062
Matas A/S3	2,438,000	—	—	2,438,000	—	65,881
Sunway Real Estate Investment Trust[1]	162,555,200	—	16,800	162,538,400	932	62,260
Tesco Lotus Retail Growth Freehold
and Leasehold Property Fund	145,255,000	—	—	145,255,000	1,669	53,684
Canyon Services Group Inc.[12]	2,140,500	1,900,000	—	4,040,500	410	39,035
Cache Logistics Trust[1]	41,000,000	—	—	41,000,000	618	35,212
Kværner ASA	17,485,000	—	—	17,485,000	—	33,424
Ekornes ASA	1,990,851	—	—	1,990,851	—	26,006
mobilezone holding ag,
non-registered shares	2,325,000	—	—	2,325,000	—	24,772
Orior AG	385,000	—	—	385,000	—	22,527
Go-Ahead Group PLC[13]	2,725,000	—	2,725,000	—	—	—
R.R. Donnelley & Sons Co.[13]	9,616,944	—	435,987	9,180,957	4,774	—
R.R. Donnelley & Sons Co. 6.50% 2023[13]	—	$2,275,000	—	$2,275,000	30	—
R.R. Donnelley & Sons Co. 7.875% 2021[13]	$1,750,000	—	—	$1,750,000	35	—
					$71,277	$5,517,423

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,821,739,000, which represented 7.79% of the net assets of the fund. This amount includes $6,817,304,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,964,518,000, which represented 2.24% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 2/8/2012 at a cost of $4,933,000) may be subject to legal or contractual restrictions on resale.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $105,601,000, which represented .12% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,354,000, which represented less than .01% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2013; it was not publicly disclosed.
[13]	Unaffiliated issuer at 1/31/2014.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 7,760,497	$ 2,082,983	$ —	$ 9,843,480
	Telecommunication services	7,708,792	1,293,879	—	9,002,671
	Consumer staples	8,780,753	7,541	—	8,788,294
	Health care	8,650,097	—	—	8,650,097
	Utilities	7,928,503	447,976	—	8,376,479
	Industrials	4,806,038	774,955	—	5,580,993
	Energy	5,576,425	—	—	5,576,425
	Consumer discretionary	3,623,205	625,764	53	4,249,022
	Information technology	2,525,030	1,159,895	—	3,684,925
	Materials	3,123,951	—	—	3,123,951
	Miscellaneous	3,802,078	428,693	—	4,230,771
	Preferred stocks	22,383	45,054	—	67,437
	Convertible securities	20,135	77,413	—	97,548
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	—	6,090,686	—	6,090,686
	U.S. Treasury bonds & notes	—	3,768,455	—	3,768,455
	Mortgage-backed obligations	—	2,838,504	—	2,838,504
	Federal agency bonds & notes	—	887,405	—	887,405
	Bonds & notes of governments &
	government agencies outside the U.S.	—	162,387	—	162,387
	Asset-backed obligations	—	161,041	—	161,041
	Municipals	—	63,582	—	63,582
	Short-term securities	—	2,126,899	—	2,126,899
Total		$64,327,887	$23,043,112	$53	$87,371,052

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$1,497	$—	$1,497
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(391)	—	(391)
Total		$—	$1,106	$—	$1,106

*Securities with a value of $6,636,297,000, which represented 7.58% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,437,873
Gross unrealized depreciation on investment securities	(2,705,827)
Net unrealized appreciation on investment securities	9,732,046
Cost of investment securities for federal income tax purposes	77,639,006

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

BRL = Brazilian reais

CHF = Swiss francs

€ = Euros

IDR = Indonesian rupiah

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-012-0314O-S37677

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: March 31, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: March 31, 2014